Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Securities Act File Number	001-39115
Entity Registrant Name	WISEKEY INTERNATIONAL HOLDING LTD
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001738699
Amendment Flag	false